Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Statement [Abstract]
Revenue	$ 1,566,899	$ 1,472,590	$ 24,359
Cost of services	(1,060,391)	(199,074)	(12,500)
Gross profit	506,508	1,273,516	11,859
Operating expenses:
Administrative expenses	(587,549)	(137,421)	(100,287)
Operating (losses) incomes	(81,041)	1,136,095	(88,428)
Other income (expense):
Interest expenses	(198)	(903)
Other income	2,560	12,756	1,248
Equity in earnings of equity method investee	199,309
Unrealized gain on trading securities	35
Total other income (expense)	201,706	11,853	1,248
Profit/(loss) before income tax	120,665	1,147,948	(87,180)
Income tax credit/(expense)	87,057	(109,968)
Profit/(loss) for the year	207,722	1,037,980	(87,180)
Other comprehensive income:
Release of translation reserve upon disposal of a subsidiary	(220)		220
Total comprehensive income for the year	207,502	1,037,980	(86,960)
Profit/(loss) for the year attributable to:
Owners of the Company	213,193	1,032,798	(87,180)
Non-controlling interest	(5,471)	5,182
Total Profit/(loss) for the year	207,722	1,037,980	(87,180)
Total comprehensive income for the period attributable to owners of the Company
Owners of the Company	212,973	1,032,798	(86,960)
Non-controlling interest	(5,471)	5,182
Total comprehensive income for the year	$ 207,502	$ 1,037,980	$ (86,960)